Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 8,231	$ (1,320)	$ 4,273
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(737)	254	261
Accrued payroll and employee benefits	1,030	401	110
Other accrued liabilities	298	56	(211)
Net cash provided by operating activities	3,296	13,121	2,166
Cash flows from financing activities
Dividends paid	(2,864)	(2,386)	(1,588)
Net cash used in financing activities	(2,864)	(2,322)	(1,588)
Cash and cash equivalents, beginning of year	22,514	14,371	15,192
Cash and cash equivalents, end of year	20,223	22,514	14,371
Parent Company [Member]
Cash flows from operating activities
Net income (loss)	8,231	(1,320)	4,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries	(9,442)	(115)	(5,778)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3)	(1)	17
Amounts due from subsidiaries	7,774	4,116	3,355
Accrued payroll and employee benefits			(2)
Other accrued liabilities	(24)	(21)	30
Net cash provided by operating activities	6,536	2,659	1,895
Cash flows from financing activities
Dividends paid	(2,864)	(2,387)	(1,588)
Proceeds from exercise of stock options		64
Net cash used in financing activities	(2,864)	(2,323)	(1,588)
Net increase in cash and cash equivalents	3,672	336	307
Cash and cash equivalents, beginning of year	902	566	259
Cash and cash equivalents, end of year	$ 4,574	$ 902	$ 566